SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION
Schedule of segment information

	Three Months Ended June 30			Six Months Ended June 30,
	2018			2018
June 30, 2018:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	2,350	—	2,350	4,795	—	4,795
Operating loss	2,000	7,557	9,557	4,095	15,457	19,552

	Three Months Ended June 30			Six Months Ended June 30,
	2017			2017
March 31, 2017:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	483	—	483	483	—	483
Operating loss	3,351	10,188	13,539	3,722	19,919	23,641